SCHEDULE OF INVESTMENTS
Delaware Ivy Limited-Term Bond Fund (in thousands)	JUNE 30, 2021 (UNAUDITED)

ASSET-BACKED SECURITIES	Principal	Value
American Airlines Class AA Pass-Through Certificates, Series 2016-2, 3.200%, 6-15-28	$2,361	$2,407
SBA Tower Trust, Series 2014-2 (GTD by SBA Guarantor LLC and SBA Holdings LLC), 3.869%, 10-8-24 (A)	6,500	6,829
SBA Tower Trust, Series 2019-1C (GTD by SBA Guarantor LLC and SBA Holdings LLC), 2.836%, 1-15-25 (A)	5,840	6,127
SBA Tower Trust, Series 2020-1 (GTD by SBA Guarantor LLC and SBA Holdings LLC), 1.884%, 1-15-26 (A)	3,222	3,262

TOTAL ASSET-BACKED SECURITIES – 1.6%		$18,625
(Cost: $18,511)

CORPORATE DEBT SECURITIES

Communication Services

Cable & Satellite – 1.2%
Charter Communications Operating LLC and Charter Communications Operating Capital Corp., 4.500%, 2-1-24	7,300	7,955
Omnicom Group, Inc. and Omnicom Capital, Inc., 3.650%, 11-1-24	2,105	2,287
Viacom, Inc., 4.750%, 5-15-25	3,500	3,963
		14,205

Integrated Telecommunication Services – 2.8%
AT&T, Inc.:
4.125%, 2-17-26	3,341	3,758
1.700%, 3-25-26	3,650	3,689
2.950%, 7-15-26	3,750	4,036
Qwest Corp., 6.750%, 12-1-21	3,830	3,923
Sprint Corp., 7.875%, 9-15-23	5,130	5,835
Verizon Communications, Inc.:
1.450%, 3-20-26	2,200	2,220
3.000%, 3-22-27	8,100	8,727
		32,188

Movies & Entertainment – 1.1%
Netflix, Inc.:
5.500%, 2-15-22	3,565	3,664
5.875%, 2-15-25	3,750	4,342
TWDC Enterprises 18 Corp., 7.550%, 7-15-93	3,650	4,229
		12,235

Publishing – 0.3%
Thomson Reuters Corp., 4.300%, 11-23-23	3,630	3,914

Wireless Telecommunication Service – 1.5%
Crown Castle Towers LLC:
3.222%, 5-15-22(A)	7,830	7,846
3.720%, 7-15-23(A)	3,000	3,098
3.663%, 5-15-25(A)	2,050	2,189
Sprint Spectrum L.P., 3.360%, 9-20-21(A)	406	409
T-Mobile USA, Inc., 3.500%, 4-15-25	3,500	3,803
		17,345

Total Communication Services - 6.9%		79,887

Consumer Discretionary

Apparel, Accessories & Luxury Goods – 0.4%
PVH Corp., 4.625%, 7-10-25	3,650	4,076

Automobile Manufacturers – 1.2%
General Motors Co., 4.875%, 10-2-23	4,223	4,602
Nissan Motor Co. Ltd., 3.043%, 9-15-23(A)	3,750	3,913
Volkswagen Group of America, Inc., 0.875%, 11-22-23(A)	5,150	5,165
		13,680

Automotive Retail – 0.3%
7-Eleven, Inc., 0.800%, 2-10-24(A)	2,000	1,996
AutoNation, Inc., 3.500%, 11-15-24	1,575	1,697
		3,693

Casinos & Gaming – 0.2%
Genting New York LLC and Genny Capital, Inc., 3.300%, 2-15-26(A)	1,950	1,973
GLP Capital L.P. and GLP Financing II, Inc., 5.375%, 11-1-23	765	833
		2,806

Department Stores – 0.1%
Nordstrom, Inc., 2.300%, 4-8-24(A)	730	732

Homebuilding – 0.8%
D.R. Horton, Inc., 2.600%, 10-15-25	2,139	2,256
Lennar Corp.:
4.125%, 1-15-22	3,000	3,038
4.750%, 11-15-22(B)	4,171	4,374
		9,668

Internet & Direct Marketing Retail – 0.2%
Expedia Group, Inc., 3.600%, 12-15-23	2,225	2,367

Total Consumer Discretionary - 3.2%		37,022

Consumer Staples

Agricultural Products – 0.3%
Cargill, Inc., 1.375%, 7-23-23(A)	3,000	3,057

Distillers & Vintners – 1.2%
Constellation Brands, Inc.:
3.200%, 2-15-23	7,750	8,080

4.250%, 5-1-23	2,500	2,668
Diageo Capital plc (GTD by Diageo plc), 3.500%, 9-18-23	3,500	3,729
		14,477

Food Distributors – 0.6%
Sysco Corp.:
5.650%, 4-1-25	3,500	4,057
3.750%, 10-1-25	3,150	3,469
		7,526

Household Products – 0.1%
Procter & Gamble Co. (The), 1.000%, 4-23-26	1,250	1,260

Packaged Foods & Meats – 0.9%
Campbell Soup Co., 3.950%, 3-15-25	2,875	3,173
Conagra Brands, Inc., 1.375%, 11-1-27	2,600	2,539
McCormick & Co., Inc.:
3.500%, 9-1-23	1,320	1,394
0.900%, 2-15-26	2,975	2,927
		10,033

Soft Drinks – 1.2%
Coca-Cola European Partners plc, 0.800%, 5-3-24(A)	3,500	3,491
Coca-Cola Refreshments USA, Inc., 8.000%, 9-15-22	6,375	6,949
Keurig Dr Pepper, Inc.:
4.057%, 5-25-23	1,343	1,432
0.750%, 3-15-24	1,820	1,822
		13,694
Total Consumer Staples - 4.3%		50,047
Energy

Oil & Gas Exploration & Production – 0.9%
Aker BP ASA, 2.875%, 1-15-26(A)	3,675	3,874
EQT Corp., 3.000%, 10-1-22	2,950	3,017
Harvest Operations Corp., 1.000%, 4-26-24(A)	3,600	3,603
		10,494

Oil & Gas Refining & Marketing – 0.3%
HollyFrontier Corp., 2.625%, 10-1-23	2,925	3,026

Oil & Gas Storage & Transportation – 2.5%
Cheniere Corpus Christi Holdings LLC, 7.000%, 6-30-24	1,500	1,719
Enbridge, Inc., 2.900%, 7-15-22	2,913	2,984
EQT Midstream Partners L.P., 4.750%, 7-15-23	1,179	1,232
Galaxy Pipeline Assets BidCo Ltd., 1.750%, 9-30-27(A)	4,200	4,250
Kinder Morgan Energy Partners L.P., 3.450%, 2-15-23	4,090	4,257
Midwest Connector Capital Co. LLC, 3.625%, 4-1-22(A)	4,450	4,526
Plains All American Pipeline L.P. and PAA Finance Corp., 3.850%, 10-15-23	6,200	6,575

Sunoco Logistics Partners Operations L.P. (GTD by Sunoco Logistics Partners L.P.), 4.250%, 4-1-24	3,200	3,452
		28,995
Total Energy - 3.7%		42,515

Financials

Asset Management & Custody Banks – 1.7%
Ares Capital Corp.:
3.625%, 1-19-22	1,030	1,045
3.500%, 2-10-23	2,750	2,854
4.250%, 3-1-25	3,715	4,010
Brookfield Finance, Inc. (GTD by Brookfield Asset Management, Inc.), 4.000%, 4-1-24	3,200	3,460
Citadel Finance LLC, 3.375%, 3-9-26(A)	3,850	3,864
National Securities Clearing Corp., 1.200%, 4-23-23(A)	1,028	1,044
Owl Rock Capital Corp., 3.400%, 7-15-26	3,700	3,860
		20,137

Consumer Finance – 2.7%
Ally Financial, Inc.:
1.450%, 10-2-23	8,200	8,326
5.800%, 5-1-25	5,850	6,802
Caterpillar Financial Services Corp., 0.450%, 9-14-23	3,000	3,007
Discover Bank:
2.450%, 9-12-24	4,890	5,120
3.450%, 7-27-26	4,770	5,213
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.), 5.200%, 3-20-23	1,000	1,077
Hyundai Capital America, 1.250%, 9-18-23(A)	2,200	2,221
		31,766

Diversified Banks – 4.4%
Bank of America Corp.:
4.125%, 1-22-24	3,000	3,268
0.523%, 6-14-24	2,175	2,175
4.200%, 8-26-24	3,675	4,030
4.000%, 1-22-25	4,000	4,392
Bank of Montreal, 2.050%, 11-1-22	5,000	5,118
Mitsubishi UFJ Financial Group, Inc., 0.848%, 9-15-24	3,500	3,520
Mizuho Financial Group, Inc., 0.849%, 9-8-24	4,700	4,725
National Bank of Canada, 2.100%, 2-1-23	3,600	3,695
Sumitomo Mitsui Trust Bank Ltd., 0.800%, 9-12-23(A)	3,700	3,724
Svenska Handelsbanken AB, 0.625%, 6-30-23(A)	3,500	3,517
Synchrony Bank, 3.000%, 6-15-22	3,500	3,579
U.S. Bancorp, 2.375%, 7-22-26	2,275	2,410
Wells Fargo & Co., 3.000%, 4-22-26	6,375	6,859
		51,012

Financial Exchanges & Data – 0.6%
Intercontinental Exchange, Inc.:
0.700%, 6-15-23	3,700	3,718
3.450%, 9-21-23	3,500	3,718
		7,436

Investment Banking & Brokerage – 3.6%
Charles Schwab Corp. (The), 0.900%, 3-11-26	7,400	7,349
E*TRADE Financial Corp., 2.950%, 8-24-22	4,765	4,896
Goldman Sachs Group, Inc. (The):
3.850%, 7-8-24	5,000	5,410
4.250%, 10-21-25	7,209	8,064
0.870%, 12-9-26	3,700	3,694
Morgan Stanley:
3.700%, 10-23-24	3,650	3,984
3.125%, 7-27-26	5,865	6,361
Morgan Stanley (3-Month U.S. LIBOR plus 110 bps), 4.000%, 5-31-23(C)	1,700	1,724
		41,482

Life & Health Insurance – 2.6%
Aflac, Inc., 1.125%, 3-15-26	3,650	3,660
MassMutual Global Funding II, 0.600%, 4-12-24(A)	5,100	5,102
Metropolitan Life Global Funding I, 0.900%, 6-8-23(A)	3,750	3,789
New York Life Global Funding, 0.850%, 1-15-26(A)	5,000	4,947
Principal Life Global Funding II, 0.750%, 4-12-24(A)	2,200	2,202
Protective Life Global Funding:
0.631%, 10-13-23(A)	2,250	2,257
1.618%, 4-15-26(A)	3,650	3,700
Reliance Standard Life Insurance II, 2.150%, 1-21-23(A)	3,600	3,685
Security Benefit Global Funding, 1.250%, 5-17-24(A)	725	727
		30,069

Multi-Line Insurance – 0.7%
Athene Global Funding:
2.800%, 5-26-23(A)	1,500	1,564
0.950%, 1-8-24(A)	3,000	3,004
1.608%, 6-29-26(A)	3,000	3,002
		7,570

Other Diversified Financial Services – 2.7%
Citigroup, Inc.:
3.500%, 5-15-23	4,140	4,366
0.776%, 10-30-24	3,700	3,711
5.500%, 9-13-25	1,900	2,214
JPMorgan Chase & Co.:
3.875%, 9-10-24	2,542	2,772
0.653%, 9-16-24	3,000	3,003
1.045%, 11-19-26	10,900	10,767
1.578%, 4-22-27	2,200	2,213
USAA Capital Corp., 1.500%, 5-1-23(A)	2,000	2,041
		31,087

Regional Banks – 0.5%
First Horizon National Corp., 3.550%, 5-26-23	6,000	6,316

Specialized Finance – 1.2%
AerCap Ireland Capital Ltd. and AerCap Global Aviation Trust:
3.300%, 1-23-23	3,150	3,269
4.500%, 9-15-23	1,333	1,430
Corporacion Andina de Fomento, 2.375%, 5-12-23	1,500	1,551

Fidelity National Financial, Inc., 5.500%, 9-1-22	3,700	3,908
FS KKR Capital Corp., 4.750%, 5-15-22	2,100	2,162
LSEGA Financing plc, 0.650%, 4-6-24(A)	1,460	1,459
		13,779
Total Financials - 20.7%		240,654

Health Care

Health Care Equipment – 0.6%
Becton Dickinson & Co., 3.734%, 12-15-24	3,650	3,977
Boston Scientific Corp., 3.850%, 5-15-25	2,625	2,902
		6,879

Health Care Facilities – 0.6%
HCA, Inc. (GTD by HCA Holdings, Inc.):
4.750%, 5-1-23	1,870	2,005
5.875%, 5-1-23	4,323	4,703
		6,708

Health Care Services – 0.3%
Highmark, Inc., 1.450%, 5-10-26(A)	3,625	3,618

Managed Health Care – 0.7%
Anthem, Inc., 3.350%, 12-1-24	5,000	5,397
UnitedHealth Group, Inc., 1.150%, 5-15-26	2,900	2,902
		8,299

Pharmaceuticals – 1.7%
AbbVie, Inc., 2.300%, 11-21-22	3,600	3,696
Bayer U.S. Finance II LLC, 2.850%, 4-15-25(A)	2,581	2,685
Elanco Animal Health, Inc., 5.022%, 8-28-23(B)	1,332	1,436
Fresenius Medical Care U.S. Finance III, Inc., 1.875%, 12-1-26(A)	3,075	3,078
Royalty Pharma plc (GTD by Royalty Pharma Holdings Ltd.):
0.750%, 9-2-23(A)	5,200	5,218
1.200%, 9-2-25(A)	3,940	3,907
		20,020
Total Health Care - 3.9%		45,524

Industrials

Aerospace & Defense – 2.6%
BAE Systems plc, 4.750%, 10-11-21(A)	2,727	2,759
Boeing Co. (The):
2.200%, 10-30-22	5,500	5,597
2.800%, 3-1-23	5,623	5,814
Harris Corp., 3.832%, 4-27-25	2,225	2,439
Leidos, Inc. (GTD by Leidos Holdings, Inc.), 2.950%, 5-15-23	5,525	5,762
Park Aerospace Holdings Ltd.:
5.250%, 8-15-22(A)	750	785
5.500%, 2-15-24(A)	3,700	4,069
Raytheon Technologies Corp., 2.500%, 12-15-22	2,500	2,565
		29,790

Agricultural & Farm Machinery – 0.3%
CNH Industrial Capital LLC (GTD by CNH Industrial Capital America LLC and New Holland Credit Co. LLC), 1.950%, 7-2-23	3,250	3,333

Airlines – 0.3%
Aviation Capital Group LLC, 4.375%, 1-30-24(A)	3,000	3,219

Diversified Support Services – 0.2%
Genpact Luxembourg S.a.r.l. and Genpact USA, Inc., 1.750%, 4-10-26	2,900	2,909

Electrical Components & Equipment – 0.2%
Vontier Corp., 1.800%, 4-1-26(A)	2,185	2,176

Environmental & Facilities Services – 1.1%
Republic Services, Inc., 0.875%, 11-15-25	2,200	2,181
Waste Management, Inc. (GTD by Waste Management Holdings, Inc.):
2.400%, 5-15-23	6,035	6,244
0.750%, 11-15-25	5,045	5,000
		13,425

Industrial Conglomerates – 0.3%
General Electric Capital Corp., 5.012%, 1-1-24	3,027	3,165

Industrial Machinery – 0.3%
Roper Technologies, Inc., 1.000%, 9-15-25	3,600	3,586

Railroads – 0.3%
Canadian National Railway Co., 2.750%, 3-1-26	3,600	3,865

Research & Consulting Services – 0.4%
IHS Markit Ltd., 5.000%, 11-1-22(A)	4,285	4,495

Total Industrials - 6.0%		69,963

Information Technology

Application Software – 0.9%
Infor, Inc., 1.450%, 7-15-23(A)	2,580	2,611
Nuance Communications, Inc., 5.625%, 12-15-26	3,830	4,001
NXP B.V. and NXP Funding LLC, 3.875%, 6-18-26(A)	3,000	3,326
		9,938

Data Processing & Outsourced Services – 1.2%
Fidelity National Information Services, Inc., 0.600%, 3-1-24	3,635	3,632
Global Payments, Inc., 2.650%, 2-15-25	4,125	4,350
PayPal Holdings, Inc., 1.650%, 6-1-25	5,750	5,905
		13,887

Internet Services & Infrastructure – 0.1%
Baidu, Inc., 1.720%, 4-9-26	1,050	1,061

Semiconductors – 1.2%
Broadcom Corp. and Broadcom Cayman Finance Ltd. (GTD by Broadcom Ltd.), 3.469%, 4-15-34(A)	1,350	1,429

Maxim Integrated Products, Inc., 3.375%, 3-15-23	675	703
Microchip Technology, Inc., 0.983%, 9-1-24(A)	4,750	4,730
TSMC Global Ltd., 1.250%, 4-23-26(A)	3,500	3,472
Xilinx, Inc., 2.950%, 6-1-24	3,675	3,888
		14,222

Systems Software – 0.3%
Fortinet, Inc., 1.000%, 3-15-26	2,905	2,880

Technology Hardware, Storage & Peripherals – 0.8%
Apple, Inc., 3.000%, 2-9-24	7,162	7,603
Seagate HDD Cayman (GTD by Seagate Technology plc), 4.750%, 6-1-23	1,950	2,081
		9,684

Total Information Technology - 4.5%		51,672

Materials

Construction Materials – 0.2%
Martin Marietta Materials, Inc., 0.650%, 7-15-23	1,800	1,804

Diversified Chemicals – 0.2%
DowDuPont, Inc., 4.205%, 11-15-23	2,450	2,655

Fertilizers & Agricultural Chemicals – 0.4%
Mosaic Co. (The):
3.250%, 11-15-22	2,314	2,396
4.250%, 11-15-23	750	806
Nutrien Ltd., 1.900%, 5-13-23	1,500	1,537
		4,739

Paper Packaging – 0.3%
Graphic Packaging International LLC (GTD by Graphic Packaging International Partners LLC and Field Container Queretaro (USA) LLC), 0.821%, 4-15-24(A)	3,650	3,626

Total Materials - 1.1%		12,824

Real Estate

Industrial REITs – 0.2%
Avolon Holdings Funding Ltd., 4.250%, 4-15-26(A)	2,200	2,386

Office REITs – 0.1%
Vornado Realty L.P., 2.150%, 6-1-26	1,100	1,115

Specialized REITs – 2.4%
American Tower Corp.:
3.070%, 3-15-23(A)	8,265	8,305
0.600%, 1-15-24	3,700	3,697
1.300%, 9-15-25	2,000	2,006
Crown Castle International Corp.:
3.150%, 7-15-23	1,195	1,255
1.050%, 7-15-26	4,350	4,253
CyrusOne L.P. and CyrusOne Finance Corp. (GTD by CyrusOne, Inc.), 2.900%, 11-15-24	3,000	3,172
Equinix, Inc.:

2.625%, 11-18-24	1,840	1,937
1.000%, 9-15-25	3,675	3,653
		28,278
Total Real Estate - 2.7%		31,779

Utilities

Electric Utilities – 2.7%
American Transmission Systems, Inc., 5.250%, 1-15-22(A)	775	794
CenterPoint Energy, Inc., 2.500%, 9-1-22	4,000	4,091
Edison International, 3.550%, 11-15-24	3,700	3,937
Evergy, Inc., 5.292%, 6-15-22(B)	2,890	2,986
FirstEnergy Corp., 2.850%, 7-15-22	4,948	5,031
MidAmerican Energy Co., 3.700%, 9-15-23	3,000	3,184
National Rural Utilities Cooperative Finance Corp., 1.000%, 6-15-26	2,200	2,181
Southern Co. (The), 0.600%, 2-26-24	3,635	3,627
Virginia Electric and Power Co., Series C, 2.750%, 3-15-23	5,425	5,614
		31,445

Multi-Utilities – 0.7%
Dominion Energy Gas Holdings LLC, 3.550%, 11-1-23	3,765	3,989
Pacific Gas and Electric Co. (3-Month U.S. LIBOR plus 137.50 bps), 1.530%, 11-15-21(C)	3,700	3,708
		7,697
Total Utilities - 3.4%		39,142

TOTAL CORPORATE DEBT SECURITIES – 60.4%		$701,029
(Cost: $694,316)

MORTGAGE-BACKED SECURITIES

Non-Agency REMIC/CMO – 0.8%
Wells Fargo Re-REMIC Trust, Series 2013-FRR1, Class AK16, 0.000%, 12-27-43(A)(D)	3,000	2,970
Wells Fargo Re-REMIC Trust, Series 2013-FRR1, Class BK20, 0.000%, 5-27-45(A)(D)	6,353	6,123
		9,093

TOTAL MORTGAGE-BACKED SECURITIES – 0.8%		$9,093
(Cost: $8,664)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS

Agency Obligations – 0.5%
U.S. Department of Transportation, 6.001%, 12-7-21(A)	6,025	6,217

Mortgage-Backed Obligations – 13.4%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO:
2.107%, 10-25-25(A)(C)	562	560
2.836%, 5-25-27(A)(C)	599	599
2.057%, 3-25-28(A)(C)	2,592	2,523

Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 185 bps), 1.936%, 8-25-25(A)(C)	3,790	3,722
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 205 bps), 2.136%, 6-25-28(A)(C)	1,673	1,644
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 215 bps), 2.236%, 1-25-27(A)(C)	1,710	1,688
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 220 bps): 2.311%, 7-25-26(A)(C)	3,654	3,654
2.286%, 4-25-29(A)(C)	1,929	1,923
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 225 bps), 2.336%, 12-25-29(A)(C)	3,733	3,700
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 230 bps):
2.386%, 8-25-29(A)(C)	4,221	4,227
2.386%, 9-25-29(A)(C)	2,503	2,511
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 235 bps), 2.436%, 2-25-26(A)(C)	4,450	4,456
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 245 bps), 2.536%, 11-25-29(A)(C)	3,514	3,505
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 250 bps), 2.586%, 11-25-24(A)(C)	2,617	2,606
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 255 bps), 2.636%, 6-25-27(A)(C)	968	961
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 265 bps), 2.736%, 5-25-27(A)(C)	2,211	2,230
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 710 bps), 7.186%, 9-25-22(A)(C)	2,924	2,883
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 768 bps), 7.766%, 2-25-23(A)(C)	1,737	1,755

Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 1-Month U.S. LIBOR), 4.086%, 9-25-22(A)(C)	2,358	2,358
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 2-year U.S. Treasury index):
3.497%, 8-25-46(A)(C)	3,750	3,924
3.715%, 11-25-47(A)(C)	3,500	3,507
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 3-year U.S. Treasury index):
3.511%, 7-25-22(A)(C)	3,000	3,078
3.745%, 7-25-46(A)(C)	3,000	3,134
4.069%, 12-25-46(A)(C)	4,455	4,754
3.641%, 2-25-48(A)(C)	5,245	5,322
3.647%, 11-25-50(A)(C)	910	961
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 5-year U.S. Treasury index):
3.704%, 11-25-23(A)(C)	15,799	16,574
4.003%, 5-25-45(A)(C)	6,500	6,677
3.667%, 6-25-45(A)(C)	1,000	1,046
3.612%, 8-25-46(A)(C)	3,000	3,163
3.673%, 11-25-47(A)(C)	4,470	4,612
3.641%, 2-25-48(A)(C)	4,000	4,059
3.710%, 6-25-48(A)(C)	2,500	2,705
3.598%, 12-25-49(A)(C)	1,500	1,565
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 7-year U.S. Treasury index):
3.863%, 6-25-22(A)(C)	11,098	11,352
4.195%, 5-25-25(A)(C)	985	1,075
3.800%, 11-25-49(A)(C)	5,100	5,473
3.764%, 11-25-50(A)(C)	12,555	13,436
Federal National Mortgage Association Agency REMIC/CMO:
2.000%, 10-25-41	6,415	6,603
2.000%, 12-25-42	120	120
Government National Mortgage Association Agency REMIC/CMO, 2.000%, 3-16-42	2,617	2,699
Government National Mortgage Association Fixed Rate Pass-Through Certificates, 3.500%, 4-20-34	1,687	1,780
		155,124

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 13.9%		$161,341
(Cost: $157,526)

UNITED STATES GOVERNMENT OBLIGATIONS

Treasury Obligations – 21.4%
U.S. Treasury Notes:
1.500%, 11-30-21	9,400	9,456
2.000%, 12-31-21	5,000	5,048
1.500%, 1-31-22	13,250	13,362
1.875%, 2-28-22	20,250	20,494
1.750%, 5-31-22	14,500	14,721
1.750%, 7-15-22	34,000	34,582
2.000%, 7-31-22	16,500	16,840
1.375%, 10-15-22	1,000	1,016
2.000%, 10-31-22	42,500	43,553
2.125%, 12-31-22	20,000	20,585
1.500%, 1-15-23	11,500	11,735
2.500%, 3-31-23	30,950	32,189
2.750%, 4-30-23	19,250	20,138
0.125%, 1-15-24	5,000	4,971
		248,690

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 21.4%		$248,690
(Cost: $242,603)

SHORT-TERM SECURITIES

Commercial Paper(E) – 1.4%
General Motors Financial Co., Inc., 0.240%, 7-1-21	14,000	14,000
Sonoco Products Co., 0.100%, 7-1-21	1,000	1,000
Walgreens Boots Alliance, Inc., 0.130%, 7-1-21	1,400	1,400
		16,400

Master Note – 0.2%
Toyota Motor Credit Corp. (1-Week U.S. LIBOR plus 25 bps), 0.340%, 7-7-21(F)	1,954	1,954

TOTAL SHORT-TERM SECURITIES – 1.6%		$18,354
(Cost: $18,354)

TOTAL INVESTMENT SECURITIES – 99.7%		$1,157,132
(Cost: $1,139,974)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.3%		3,191

NET ASSETS – 100.0%		$1,160,323

Notes to Schedule of Investments

(A)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021 the total value of these securities amounted to $344,109 or 29.7% of net assets.

(B)	Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at June 30, 2021.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2021. Description of the reference rate and spread, if applicable, are included in the security description.

(D)	Zero coupon bond.

(E)	Rate shown is the yield to maturity at June 30, 2021.

(F)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2021. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2021:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Asset-Backed Securities	$—	$ 18,625	$—
Corporate Debt Securities	—	701,029	—
Mortgage-Backed Securities	—	9,093	—
United States Government Agency Obligations	—	161,341	—
United States Government Obligations	—	248,690	—
Short-Term Securities	—	18,354	—

Total	$—	$1,157,132	$—

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at June 30, 2021 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,139,974

Gross unrealized appreciation	18,961

Gross unrealized depreciation	(1,803)

Net unrealized appreciation	$17,158